Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Loss Contingencies [Line Items]
Other current assets	$ 474	$ 352
U.K. Newspaper Matters
Loss Contingencies [Line Items]
Selling, general and administrative expenses (benefit), net	8	$ 16	$ 11
Litigation liability accrued	62
U.K. Newspaper Matters Indemnification | 21st Century Fox
Loss Contingencies [Line Items]
Other current assets	$ 65